Document And Entity Information	6 Months Ended
Jun. 30, 2022
Document Information [Line Items]
Entity Central Index Key	0001742927
Entity Registrant Name	REVIVA PHARMACEUTICALS HOLDINGS, INC.
Amendment Flag	false
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2022
Document Type	S-1
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-4306526
Entity Address, Address Line One	19925 Stevens Creek Blvd., Suite 10
Entity Address, City or Town	Cupertino
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95014
City Area Code	408
Local Phone Number	501-8881
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false